As filed with the Securities and Exchange Commission on December 30, 1999 File No. 333-04983
File No. 811-07649


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ x ]

                      Pre-Effective Amendment No. ____               [   ]


                     Post-Effective Amendment No. __4__              [ x ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 6                        [ x ]



                                 Polynous Trust
               (Exact Name of Registrant as Specified on Charter)

                        345 California Street, Suite 1220
                             San Francisco, CA 94104
                    (Address of Principal Executive Offices)

                                 (415) 956-3384
                         (Registrant's Telephone Number)

                            Kevin L. Wenck, President
                        Polynous Capital Management, Inc.
                        345 California Street, Suite 1220
                             San Francisco, CA 94104
                     (Name and Address of Agent for Service)


Copies to:
Mitchell E. Nichter, Esq.                       Carolyn F. Mead, Esq.
Paul, Hastings, Janofsky & Walker LLP           PFPC Inc.
345 California Street                           3200 Horizon Drive
San Francisco, CA  94104-2635                   King of Prussia, PA  19406-0903


It is proposed that this filing will become effective (check appropriate box).

     [X] immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ] on (date) pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

                          POLYNOUS GROWTH FUND ("FUND")

    SUPPLEMENT DATED DECEMBER 30, 1999 TO PROSPECTUS DATED DECEMBER 30, 1999



Polynous Capital Management, Inc., the investment adviser of the Fund (the "Adviser"), has informed the Fund's Board of Trustees that the Adviser is no longer considering recommending to the Board the liquidation of the Fund, but that the Adviser continues to consider other strategic options. The Fund is currently invested substantially in equity securities in accordance with the Fund's investment policies pending consideration by the Adviser and the Board of these options, including the possible liquidation of the Fund.

The Adviser has also represented to the Board that the Adviser intends to continue subsidizing the Fund through the waiver of the Adviser's investment advisory fee and reimbursement by the Adviser of Fund expenses through at least March 31, 2000. The Fund's expense ratio for the fiscal year ended July 31, 1999 was approximately 2.41% before the Adviser fee waivers and expense reimbursements (approximately 1.90% after such waivers and reimbursements). Because of the lower level of assets currently in the Fund, the Fund's actual expense ratio (without such waivers and reimbursements) is expected to be higher for succeeding periods.

                              Polynous Growth Fund

                                 Class A Shares


                                   PROSPECTUS


                               December 30, 1999





















     The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.

                              Polynous Growth Fund

FUND INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which are typically described as small-capitalization and mid-capitalization companies. Within this market capitalization range, the Fund focuses on companies that are typically considered "growth" companies and which are expected to have annual revenue growth rates between 15 percent and 30 percent.

The Advisor's "Dynamic Value" investment strategy seeks to combine the opportunity for dynamic growth and potential capital appreciation available from growth stock investing with the strict valuation disciplines of "value investing." Value investing refers to a strategy that invests in stocks that are undervalued and priced at a discount relative to some static valuation parameter such as book value. With the Advisor focusing on growth stocks, however, the Advisor's "valuation discipline" focuses on investing in stocks that are undervalued and priced at a discount relative to a more dynamic valuation parameter such as a company's projected growth rate. The Advisor believes this strategy offers the Fund a more structured and disciplined process for investing in higher growth equities.

The investment strategy is divided into two distinct processes: (1) Research and
(2) Portfolio Management. Both have the same structure, control and discipline that may often be associated with a well-managed business. Each process is further divided into the following distinct tasks for greater structure:

The Research Process                    The Portfolio Management Process
--------------------                    --------------------------------
-  Economic/Sector/Industry Analysis    - Valuation
-  Initial Screening                    - Portfolio Characteristics
-  Opportunity Assessment               - Buy Discipline
-  Financial Assessment                 - Portfolio Monitoring
-  Functional Assessment                - Sell Discipline/Portfolio Optimization
-  Comprehensive Risk Assessment
-  Continuing Review

The research process determines if individual companies meet the Advisor's quality and growth requirements before being considered for purchase by the Fund. The portfolio management process determines and controls the actual buy and sell decisions for the Fund. Within the overall portfolio management process are policies that control how securities are valued and how the overall Fund portfolio will typically be structured as well as providing a disciplined process by which buy and sell decisions are made.

Buy and sell decisions are determined by the Advisor's projected capital appreciation for individual companies. The buy discipline requires minimum projected capital appreciation of 20 percent annually before a security can be purchased. The sell discipline requires that a security is sold when its projected annual capital appreciation reaches zero percent. The Advisor's sell discipline is the main factor determining portfolio turnover. If individual stocks reach sell targets in a shorter period of time, then portfolio turnover will increase. This investment strategy may result in a high turnover of portfolio positions. High portfolio turnover, if other tax management strategies are not employed, may also result in the Fund producing a high level of short-term gains for tax purposes.

The overall "Dynamic Value" strategy is intended to result in both high levels of knowledge about a company before it is considered for the Fund's portfolio and high capital appreciation prospects for the companies which satisfy the buy discipline. The overall strategy also considers risk management to be of equal importance as stock selection. Risk management is of primary importance due to the higher risks of investing in small-capitalization and mid-capitalization equity securities. The Advisor believes that company operating risk is managed by a having greater knowledge about the Fund's portfolio companies and that stock valuation risk is managed by having less expensive companies in the Fund's portfolio than might be typical for a growth stock portfolio.


PRINCIPAL RISKS

Any investment in equity securities can result in possibly losing some or even a substantial portion of your investment. The principal risks associated with an investment in the Fund include:

- EQUITY SECURITY RISK. Equity securities do not have guaranteed rates of return.
- STOCK MARKET RISK. Movements in the market will affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value.
- SMALL OR NEW COMPANIES. Small or newly public companies may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition, or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, and less depth of management.
- LESS LIQUID TRADING MARKETS. Small-capitalization and mid-capitalization companies have less liquid trading markets than do large-capitalization companies. A less liquid trading market can magnify the volatility of a company's stock price.
- STOCK SELECTION RISK. The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing in value.
- PORTFOLIO TURNOVER. High Portfolio turnover may result in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders. Greater brokerage commissions and taxes on gains may adversely affect the fund's performance.
- MANAGEMENT. The Advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the Advisor's projections about the prospects for individual companies are incorrect, such errors in judgment by the Advisor may result in significant losses in individual securities which can then also result in possible losses for the overall Fund.

SUITABILITY
The Fund may be appropriate for investors who seek capital appreciation and are able to accept short-term fluctuations in return for the potential of greater long-term growth. Investors who are seeking current income or who have a conservative or short-term investment approach should not invest in this Fund.

PAST PERFORMANCE

     The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year.

     Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown.


                             18.51%                     -12.29%
                       ---------------------------------------------------
                              1997                       1998


         Year-to-Date Return                  -0.14% as of September 30, 1999
         Best Quarter                          16.07% in the quarter ended
                                               December 31, 1998
         Worst Quarter                        -26.37% in the quarter ended
                                               September 30, 1998




     The table shows how the Fund's average annual returns compare with those of its benchmark, the Russell 2000 Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions. The performance calculations reflect the deduction of the maximum sales charges and annual fund operating expenses.


                                PERFORMANCE TABLE
             (Average annual total returns as of December 31, 1998)

                                                        1 Year           Since
                                                                      Inception*
        =======================================================================
        Polynous Growth Fund                            -16.24%          2.20%
        Russell 2000 Index                              -2.24%          14.27%

* August 12, 1996.


FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you could expect to pay as an investor in the Fund. Shareholder fees are one time expenses charged directly to you. Annual Fund Operating Expenses come out of Fund assets and they are reflected in the Fund's total return.


                                                                            CLASS A SHARES
SHAREHOLDER FEES(1)
(fees paid directly from your investment)
Maximum front-end sales charge (load) - % of offering price(2)                   4.50%


ANNUAL FUND OPERATING EXPENSES:
(expenses deducted from fund assets)

Management Fees                                                                  1.00%
Distribution and Service (12b-1) fees                                            0.25%
Other Expenses                                                                   1.16%
-----------------------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING
EXPENSES(2,3)                                                                    2.41%

1 Shareholders redeeming shares by wire transfer will be charged a $9.00 fee for each wire redemption.
2 Reduced for purchases of $50,000 and over.

3 The Advisor has voluntarily agreed to waive all or a portion of its management fees in order to keep the Fund's total annual operating expenses at 1.90%.
  The Advisor may terminate the voluntary waiver on 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. With the cap, actual operating expenses were:



Management Fees                                             0.49%
Distributions Fees                                          0.25%
Other Expenses                                              1.16%
--------------------------------------------------------------------
Net Annual Fund Operating Expenses                          1.90%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
       -   you invest $10,000 in the Fund for the time periods indicated;
       -   you redeem all of your shares at the end of each time period;
       -   your investment has a 5% return each year;
       -   all distributions are reinvested; and
       -   the Fund's operating expenses remain the same.

This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:


                                 1 year       3 years      5 years     10 years
-------------------------------------------------------------------------------
Class A                           $682         $1,168       $1,678       $3,073



ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Defensive Investing
-------------------
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the Advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U.S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.




Year 2000 Compliance Issues
---------------------------
The Advisor tested all of its internal computer systems for Year 2000 compliance in the fourth quarter of 1998 and found that all systems were fully functional using dates subsequent to December 31, 1999. The Fund's other major service providers have informed the Advisor that they have taken steps that they believe are reasonably designed to address Year 2000 compliance issues with respect to their computer systems.

Despite efforts of the Advisor and the other major service providers, a non-compliant computer system could have a material adverse effect on the Fund's business operations. In addition, if an issuer in which the Fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities will also be adversely affected.

 MANAGEMENT OF THE FUND

 The Advisor for the Fund is:

                                    Polynous Capital Management, Inc.
                                    345 California Street, Suite 1220
                                    San Francisco, California 94104

The Advisor is responsible for the selection, purchasing, monitoring and sale of the securities in the Fund's investment portfolio, subject to the supervision of the Board of

Trustees. The Advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.


Polynous Capital Management, Inc. was founded in May 1996. In addition to the Fund, Polynous manages separate accounts for institutional investors and private individuals. As of November 30, 1999, the Advisor had approximately $30 million of assets under management, including investment company assets of approximately $10 million.


Portfolio Management
--------------------

Kevin L. Wenck serves as the portfolio manager for the Fund. Mr. Wenck's experience before founding Polynous Capital Management, Inc. in May 1996 includes five years managing mid-cap and small-cap growth stock portfolios with G.T. Capital Management. Part of Mr. Wenck's responsibilities at G.T. Capital Management (renamed LGT Asset Management in 1996 and subsequently acquired by AIM Management in 1998) included portfolio manager for the G.T. Global: America Growth Fund, which he managed from July 1, 1991 through April 30, 1996. Mr. Wenck also spent three years managing small-cap growth stock portfolios with Matuschka & Co.


Mr. Wenck earned an M.B.A. degree in 1985 from Amos Tuck School of Business Administration at Dartmouth College and was awarded his C.F.A. designation in 1986. Mr. Wenck also received a B.A degree in Philosophy and Classical Literature from Marlboro College in 1981.

Management Fees
---------------
The Fund pays the Advisor a monthly fee for providing investment advisory services, which is calculated daily by applying the following annual rates:
1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next $250 million; 0.50% on the next $500 million; and 0.40% on all net asset amounts above $1 billion. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.48% of average daily net assets in investment advisory fees to Polynous Capital Management.

The fees paid to the Advisor reflect a voluntary undertaking to waive and/or reimburse fees so that total operating expenses do not exceed 1.90% for the Fund. The Advisor has the right to terminate the fee waiver with 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

YOUR ACCOUNT

BUYING SHARES
You may buy shares in the Fund with an initial investment of $2,500 or more ($1000 for retirement plans, $500 for UGMA or UTMA). Additional investments may be made for as little as $100. The Fund has the right to waive the minimum investment requirements for employees of the Fund's investment advisor and its affiliates. The Fund also has the right to reject any purchase order. Shares of the Fund are offered only to residents of states in which the shares are registered for sale.

PRICING OF FUND SHARES (PURCHASE PRICE) Class A Shares of the Fund are offered at the public offering price, which is the current net asset value per share ("NAV") next calculated after receipt of a purchase order in proper form, plus any applicable initial sales charge. In some cases described below, purchases are not subject to an initial sales charge, and the public offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.


The Fund calculates its NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of the Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


The portfolio securities of the Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

Short-term investments having a maturity of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class.

The sales charge is a variable percentage of the offering price, depending upon the amount of the purchase. Polynous Securities, LLC, the Fund's principal underwriter (the "Underwriter"), reserves the right to reallocate the entire commission to dealers. No sales charge will be assessed on the reinvestment of distributions. Shares may also be bought and sold through any securities dealer having a dealer agreement with the Fund's Underwriter.

The following table shows the regular sales charge on Class A Shares of the Fund.

                                            Sales Charge               Sales Charge
                                            as % of                    as % of Net
                                            Offering Price             Amount Invested
                                            --------------             ---------------
Less than $50,000                           4.50%                      4.71%
$50,000 but less than $100,000              4.00%                      4.17%
$100,000 but less than $250,000             3.00%                      3.09%
$250,000 but  less than $500,000            2.00%                      2.04%
$500,000 or more*                           0%                         0%

* There is no initial sales charge on purchases of Class A Shares of $500,000 or more; however, a contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions of such shares within 12 months of purchase, based on the lower of the shares' cost or current net asset value. In addition, shares purchased by certain investors investing $500,000 or more that have made arrangements with the Fund's principal underwriter are not subject to any charge. In determining whether a CDSC is payable, the Fund will first redeem shares not subject to any charge. Redemption of shares of the Polynous Money Market Portfolio are generally not subject to a CDSC; however, a CDSC may be applicable to redemption of shares of the Polynous Money Market Portfolio if the redeemed shares were exchanged from the Fund. No CDSC charge is imposed on the redemption of shares acquired through reinvestment of income dividends or capital gains distributions. The Underwriter receives the entire amount of the CDSC to defray its expense in providing certain distribution-related services to the Fund, including payment of a sales commission to selling dealers or qualifying financial institutions, as described above.

WAYS TO REDUCE SALES CHARGES Investors can reduce or eliminate sales charges on Class A shares under certain conditions:

RIGHT OF ACCUMULATION
If you already hold Class A shares of the Fund, the sales charge rate on additional purchases can be based on your total Class A shares in the Fund.

LETTER OF INTENT
This non-binding agreement allows you to purchase Class A shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

PLEASE NOTE:
YOU MUST ADVISE YOUR DEALER, THE TRANSFER AGENT OR THE FUND IF YOU QUALIFY FOR A REDUCTION AND/OR WAIVER IN SALES CHARGES.

Sales Charge Waivers
--------------------
The initial sales charge may be waived for purchases of Fund shares by the following types of investors:

- any financial advisor regulated by federal or state governmental authority when the advisor is purchasing shares for its own account or for an account for which the advisor is authorized to make investment decisions (i.e., a discretionary account).


- trustees, officers and employees of the Fund, the Advisor, and the Underwriter (including members of their immediate families and their retirement plans).

-    trustees, officers and employees of the Fund's service providers.

- customers, clients or accounts of the Advisor or other investment advisors or financial planners who charge a fee for their services.

- retirement accounts or plans, or deferred compensation plans and trusts funding such plans for which a depository institution, trust company or other fiduciary holds shares purchased through the omnibus accounts for the Fund.

- qualified employee benefits plans created under Sections 401, or 457 of the Internal Revenue Code (but not IRAs or SEPs).

-    any non-profit institution investing $1 million or more.

- investors purchasing shares of the Fund with redemption proceeds from other mutual funds, on which the investor had paid a front-end sales charge or was subject to a deferred sales charge, whether or not paid, if such redemption has occurred no more than 30 days prior to such purchase.

- registered representatives, employees or principals of securities dealers (including members of their immediate families) having a sales agreement with the Underwriter.

THE DISTRIBUTION PLAN


The Fund has adopted a distribution plan for the Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Fund will pay an annual fee of 0.25% of the average daily net assets attributable to the Class A Shares to the Underwriter to make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the Class A Shares of the Fund or provide services with respect to the Class A Shares of the Fund, pursuant to service agreements with the Fund.

Because these fees are paid on an on-going basis, over time they will increase the cost of your investment and may cost you more than the maximum sales charge otherwise permitted by the National Association of Securities Dealers, Inc.

The fees paid to the Underwriter under the Plan are subject to the review and approval by the Trust's unaffiliated Trustees who may reduce the fees or terminate the Plan at any time.

Timing of Requests
------------------
All requests received in good order as described in the following chart, by the transfer agent, PFPC Inc., before 4:00 p.m. Eastern time will be executed at that day's NAV, less any applicable sales charge. Orders received after 4:00 p.m. will be executed the following day at that day's NAV, less any applicable sales charge.



To Purchase Shares:
-------------------- ---------------------------------------------------- --------------------------------------------------
                                     INITIAL INVESTMENT                                SUBSEQUENT INVESTMENTS
-------------------- ---------------------------------------------------- --------------------------------------------------
                      -   Complete and sign the account application.       -    Make your check payable to the
                      -   Make your check payable to the "Polynous              " Polynous Growth Fund."
                          Growth Fund."                                    -    Fill out an investment slip from an
                                                                                account statement, include your name and
By Mail               -   Mail the application and your check to:               account number.  Mail to:


                          PFPC INC.
                          211 SOUTH GULPH ROAD                                 PFPC INC.
                          P.O. BOX 61767                                       211 SOUTH GULPH ROAD
                          KING OF PRUSSIA, PA 19406                            P.O. BOX 61767
                                                                               KING OF PRUSSIA, PA 19406


                                                                           -   Minimum subsequent investment for all
                                                                               accounts is $100.
-------------------- ---------------------------------------------------- --------------------------------------------------

-------------------- ---------------------------------------------------- --------------------------------------------------
                      -    Minimum Initial Investment is $2,500
                           ($1,000 for retirement accounts, $500 for UGMA
                           or UTMA).
-------------------- ---------------------------------------------------- --------------------------------------------------
                      -    Call 800-528-8069 to arrange for a wire         -    Call 800-528-8069 to arrange for a wire
                           purchase.  For same day purchase, the wire           purchase.  For same day purchase, the wire
                           must be received by 4:00 p.m. Eastern time.          must be received by 4:00 p.m. Eastern time.

By Wire               -   Wire federal funds to:                           -    Wire federal funds to:
                          BOSTON SAFE DEPOSIT & TRUST                           BOSTON SAFE DEPOSIT & TRUST
                          ABA #011001234                                        ABA #011001234
                          FOR: POLYNOUS GROWTH FUND                             FOR: POLYNOUS GROWTH FUND
                          ACCT#: 05800                                          ACCT#: 05800
                          FBO: INCLUDE THE ACCOUNT NAME AND NUMBER.             FBO: INCLUDE THE ACCOUNT NAME AND NUMBER.

                      -   Mail completed account application to the        -    Note: Your bank may charge a wire fee.
                          address above.

                      -   Note: Your bank may charge a wire fee.
-------------------- ---------------------------------------------------- --------------------------------------------------
                      -   You may open an account by making an             -    You may add to an existing account by
By Exchange               exchange from an existing account.  Exchanges         making an exchange from an existing
                          can be made by mail, fax or telephone.  Call          account.  Exchanges can be made by mail,
                          800-528-8069 for help.                                fax or telephone.  Call 800-528-8069 for
                                                                                help.
                      -   Note:  No fee or charge will apply, but
                          there may be a capital gain or loss.             -    Completed authorization form must be on
                                                                                file in advance.

                                                                           -    Note:  No fee or charge will apply, but
                                                                                there may be a capital gain or loss.
-------------------- ---------------------------------------------------- --------------------------------------------------
                      -   You must open a regular Fund account with        -    Call 800-528-8069 to request the form.
By Automatic              $2,500 minimum prior to participating in this
Investment Plan           plan.  Subsequent monthly investments are        -    Complete and return the form and any other
                          subject to the $100 minimum.                          required materials.
-------------------- ---------------------------------------------------- --------------------------------------------------

Brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Fund.


RETIREMENT ACCOUNTS Tax deferred retirement programs such as 401(k) and 403(b) plans, Keogh, SEP, and IRAs may invest in the Fund. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call 800-924-3863.

SELLING YOUR SHARES

You may sell shares at any time. Your shares will be sold at the next NAV calculated after the Fund's transfer agent receives your request with all necessary documents, including a written redemption request and, when appropriate, a signature guarantee.

Timing of Requests
------------------
Redemption requests received with all necessary documents, including a written redemption order and, when appropriate, a signature guarantee by the transfer agent, PFPC Inc., before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day's NAV. Requests received after 4:00 p.m. will be processed on the next business day.

Selling Recently Purchased Shares
---------------------------------
The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 8 business days from purchase date to allow the purchase check to clear.


Signature Guarantees
--------------------
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions can provide you with a signature guarantee, but a notary public cannot provide a signature guarantee.

Money Market Exchange Privilege
-------------------------------
Shareholders may redeem any or all shares of the Fund and automatically invest the proceeds through the Polynous Money Market Fund account in the Cash Account Trust Money Market Portfolio (the "Money Market Portfolio"), an unaffiliated, separately managed, money market mutual fund. The exchange privilege with the Money Market Portfolio does not constitute an offering or recommendation of the shares of the Money Market Portfolio by the Fund or the Underwriter. Investor Services Group is compensated for administrative services it performs with respect to the Money Market Portfolio.

Shareholders who wish to use this exchange privilege may elect the service on the account application. Fund shareholders should not purchase shares of the Money Market Portfolio without first receiving the current prospectus for the Money Market Portfolio. By giving exchange instructions, a shareholder will be deemed to have represented that he has received the current prospectus for the Money Market Portfolio.

The Fund reserves the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon at least 60 days' prior notice. Exchanges of Fund shares are subject to the other requirements of Polynous Money Market Portfolio into which the exchange is made.

To Sell Shares:
-------------------- ----------------- -------------------------------------------------------------------------------------
                                          - Submit a written request for redemption with:
                                              -   The Fund's name;
                                              -   Your Fund account number;
By Mail                                       -   The dollar amount or number of shares or percentage of the account to be redeemed; and
                                              -   Signatures of all persons required to sign for transactions, exactly as the shares are registered.
-------------------- ----------------- -------------------------------------------------------------------------------------

                                        -    Mail your request to:
                                             First Data Investor Services Group, Inc.
                                             211 South Gulph Road
                                             P.O. Box 61767
                                             King of Prussia, PA 19406

                                        -    A check will be mailed to the name
                                             and address in which the account is
                                             registered.

-------------------- ----------------- --------------------------------------------------------------
                                        -   This option must be elected either
                                            in the initial application or
                                            subsequently in writing.

                                        -   Call 800-528-8069.


By Wire                                 -   Wire redemption requests must be
                                            received before 4:00 p.m. Eastern
                                            Time for money to be wired the next
                                            business day.


                                        -   There is a $9.00 charge for
                                            redemptions under $10,000 made by wire.


-------------------- ----------------- ----------------------------------------------------------------

                                        -   This service must be elected in
                                            advance, either in the initial
                                            application or subsequently in
                                            writing.

                                        -   Call 800-528-8069 with your request.

                                        -   The Fund will use reasonable procedures to confirm that the request is genuine. Please refer to the section on "Telephone
                                            Transactions" on page __ for further information.
By Telephone
                                            Written confirmation will be provided.

-------------------- ----------------- -----------------------------------------------------------------
                                        -   Complete the appropriate section on
                                            the Account Application or call
                                            800-528-8069 to request a form to
                                            add the plan.

By Systematic                           -   To participate, you must own or purchase shares with a value
Withdrawal                                  of at least $10,000.
Plan
                                        -   Withdrawals can be monthly, quarterly, semi-annually or annually.
                                            The minimum amount is $100.
-------------------- ----------------- ----------------------------------------------------------------------


PLEASE NOTE THAT IF YOU USE A BROKER-DEALER OR FINANCIAL ADVISOR TO ASSIST YOU IN ANY OF THESE TRANSACTIONS, THEY MAY CHARGE A FEE FOR THIS SERVICE THAT WOULD NOT BE CHARGED BY THE FUND.


ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES

General Policies
----------------
The Fund reserves the right to:

     - reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.

     - make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

     -    change the minimum investment amounts.

     - cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

     - reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Minimum Balances
----------------
The Fund may redeem your remaining shares at net asset value if the balance of your account falls below $500 due to redemptions. The Fund will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.


Telephone Transactions
----------------------
The Fund has procedures to verify that your telephone instructions are genuine. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, you will be held responsible for any losses caused by unauthorized telephone orders. If the Fund and its representatives do not take reasonable measures, they may be liable for any losses due to unauthorized or fraudulent instructions.


Mailings to Shareholders
------------------------
The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 800-528-8069.




DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund will distribute its net investment income annually in December. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed.

Reinvestment Option
-------------------
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plans. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
------------------------------------
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions are taxed based on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares is a taxable event; you may realize a capital gain or loss on this transaction. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                                   Declared & Paid            Federal Tax Status
====================================================== ========================== ==========================
Dividends from Net Investment Income                   annually                   ordinary Income

Short-term Capital Gains                               annually                   ordinary income

Long-term Capital Gains                                annually                   capital gain

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

Backup Withholding
------------------
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.




 FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past three years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and distributions. The Fund's independent auditors, Deloitte & Touche LLP, has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request.


------------------------------------------------------- --------------------- --------------------- ---------------------
                                                                                                          For the Period
                                                          For the Year Ended    For the Year Ended      August 12, 1996*
                                                               July 31, 1999         July 31, 1998      through July 31,
                                                                                                                    1997
------------------------------------------------------- --------------------- --------------------- ---------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 12.85                $14.35                $12.00
                                                                     -------                ------                ------
------------------------------------------------------- --------------------- --------------------- ---------------------
Income from investment operations:
------------------------------------------------------- --------------------- --------------------- ---------------------
  Net Investment Income                                               (0.18)                (0.21)                  0.96
------------------------------------------------------- --------------------- --------------------- ---------------------
  Net realized and unrealized gain on investments                     (1.01)                  0.07                  1.41
                                                                      ------                  ----                  ----
------------------------------------------------------- --------------------- --------------------- ---------------------
  Total from investment operations                                    (1.19)                (0.14)                  2.37
                                                                      ------                ------                  ----
------------------------------------------------------- --------------------- --------------------- ---------------------
Less Distributions
------------------------------------------------------- --------------------- --------------------- ---------------------
  Net Investment Income                                                 0.00                (0.88)                  0.00
------------------------------------------------------- --------------------- --------------------- ---------------------
  Distributions from net capital gains                                (0.87)                (0.48)                (0.02)
                                                                      ------                ------                ------
------------------------------------------------------- --------------------- --------------------- ---------------------
Total Distributions                                                   (0.87)                (1.36)                (0.02)
                                                                      ------                ------                ------
------------------------------------------------------- --------------------- --------------------- ---------------------
NET ASSET VALUE, END OF PERIOD                                        $10.79                $12.85                $14.35
                                                                      ======                ======                ======
------------------------------------------------------- --------------------- --------------------- ---------------------

------------------------------------------------------- --------------------- --------------------- ---------------------
TOTAL RETURN**                                                       (8.34%)               (1.33%)               20.53%1
------------------------------------------------------- --------------------- --------------------- ---------------------

------------------------------------------------------- --------------------- --------------------- ---------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------- --------------------- --------------------- ---------------------
Net Assets, end of period (in 000's)                                 $16,702               $27,124               $22,509
------------------------------------------------------- --------------------- --------------------- ---------------------
Ratio of expenses to average net assets:
------------------------------------------------------- --------------------- --------------------- ---------------------
  Before expense reimbursement                                         2.41%                 2.19%                2.73%1
------------------------------------------------------- --------------------- --------------------- ---------------------
  After expense reimbursement                                          1.90%                1.99%2                2.00%1
------------------------------------------------------- --------------------- --------------------- ---------------------
  Ratio of net investment income to average net assets:
------------------------------------------------------- --------------------- --------------------- ---------------------
  Before expense reimbursement                                       (1.93%)               (1.22%)                9.44%1
------------------------------------------------------- --------------------- --------------------- ---------------------
  After expense reimbursement                                        (1.42%)               (1.02%)               10.17%1
------------------------------------------------------- --------------------- --------------------- ---------------------
Portfolio turnover rate                                              102.53%               140.15%               925.07%
------------------------------------------------------- --------------------- --------------------- ---------------------

*  Commencement of investment operations.
** Total return calculation does not reflect sales load.
1  Annualized.
2  Reflects the reduction of the Operating Expense Ratio to 1.90% from 2.00% on June 22, 1998.

ADDITIONAL INFORMATION

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL AND SEMIANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:


                                    Polynous Capital Management, Inc.
                                    345 California Street
                                    San Francisco, CA 94104
                                    Telephone:  800-924-3863 or 415-956-3384
                                    Internet address: www.polynous.com


You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Copies of reports and other information about the Fund may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For additional information about the Public Reference Room, call the SEC at 1-202-942-8090.

You may also download a copy of these documents from the EDGAR Database on the SEC's Internet site for no charge at http://www.sec.gov.






The Fund's SEC File No. is  811-07649

                              Polynous Growth Fund

                                 Class D Shares


                                   PROSPECTUS


                                December 30, 1999






















     The Securities and Exchange Commission has not approved or disapproved these Securities or passed upon the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.

                              Polynous Growth Fund


FUND INVESTMENT OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests in the equity securities of U.S. companies with total market capitalization at the time of purchase of between $50 million and $5 billion and which are typically described as small-capitalization and mid-capitalization companies. Within this market capitalization range, the Fund focuses on companies that are typically considered "growth" companies and which are expected to have annual revenue growth rates between 15 percent and 30 percent.

The Advisor's "Dynamic Value" investment strategy seeks to combine the opportunity for dynamic growth and potential capital appreciation available from growth stock investing with the strict valuation disciplines of "value investing." Value investing refers to a strategy that invests in stocks that are undervalued and priced at a discount relative to some static valuation parameter such as book value. With the Advisor focusing on growth stocks, however, the Advisor's "valuation discipline" focuses on investing in stocks that are undervalued and priced at a discount relative to a more dynamic valuation parameter such as a company's projected growth rate. The Advisor believes this strategy offers the Fund a more structured and disciplined process for investing in higher growth equities.

The investment strategy is divided into two distinct processes: (1) Research and
(2) Portfolio Management. Both have the same structure, control and discipline that may often be associated with a well-managed business. Each process is further divided into the following distinct tasks for greater structure:

The Research Process                    The Portfolio Management Process
--------------------                    --------------------------------
-  Economic/Sector/Industry Analysis    - Valuation
-  Initial Screening                    - Portfolio Characteristics
-  Opportunity Assessment               - Buy Discipline
-  Financial Assessment                 - Portfolio Monitoring
-  Functional Assessment                - Sell Discipline/Portfolio Optimization
-  Comprehensive Risk Assessment
-  Continuing Review

The research process determines if individual companies meet the Advisor's quality and growth requirements before being considered for purchase by the Fund. The portfolio management process determines and controls the actual buy and sell decisions for the Fund. Within the overall portfolio management process are policies that control how securities are valued and how the overall Fund portfolio will typically be structured as well as providing a disciplined process by which buy and sell decisions are made.

Buy and sell decisions are determined by the Advisor's projected capital appreciation for individual companies. The buy discipline requires minimum projected capital appreciation of 20 percent annually before a security can be purchased. The sell discipline requires that a security is sold when its projected annual capital appreciation reaches zero percent. The Advisor's sell discipline is the main factor determining portfolio turnover. If individual stocks reach sell targets in a shorter period of time, then portfolio turnover will increase. This investment strategy may result in a high turnover of portfolio positions. High portfolio turnover, if other tax management strategies are not employed, may also result in the Fund producing a high level of short-term gains for tax purposes.

The overall "Dynamic Value" strategy is intended to result in both high levels of knowledge about a company before it is considered for the Fund's portfolio and high capital appreciation prospects for the companies which satisfy the buy discipline. The overall strategy also considers risk management to be of equal importance as stock selection. Risk management is of primary importance due to the higher risks of investing in small-capitalization and mid-capitalization equity securities. The Advisor believes that company operating risk is managed by a having greater knowledge about the Fund's portfolio companies and that stock valuation risk is managed by having less expensive companies in the Fund's portfolio than might be typical for a growth stock portfolio.


PRINCIPAL RISKS

Any investment in equity securities can result in possibly losing some or even a substantial portion of your investment. The principal risks associated with an investment in the Fund include:

- EQUITY SECURITY RISK. Equity securities do not have guaranteed rates of return.
- STOCK MARKET RISK. Movements in the market will affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value.
- SMALL OR NEW COMPANIES. Small or newly public companies may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition, or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, and less depth of management.
- LESS LIQUID TRADING MARKETS. Small-capitalization and mid-capitalization companies have less liquid trading markets than do large-capitalization companies. A less liquid trading market can magnify the volatility of a company's stock price.
- STOCK SELECTION RISK. The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing in value.
- PORTFOLIO TURNOVER. High portfolio turnover may result in greater brokerage commissions and acceleration of capital gains, which are taxable when distributed to shareholders. Greater brokerage commissions and taxes on gains may adversely affect the fund's performance.
- MANAGEMENT. The Advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the Advisor's projections about the prospects for individual companies are incorrect, such errors in judgment by the Advisor may result in significant losses in individual securities which can then also result in possible losses for the overall Fund.

SUITABILITY
The Fund may be appropriate for investors who seek capital appreciation and are able to accept short-term fluctuations in return for the potential of greater long-term growth. Investors who are seeking current income or who have a conservative or short-term investment should not invest in this Fund.


PAST PERFORMANCE
     The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     The bar chart shows changes in the Fund's performance from year to year. Returns are for a class of shares of the Fund that is not offered in the prospectus, but that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown.

                             18.51%               -12.29%
                       -------------------- ---------------------
                              1997                  1998

         Year-to-Date Return                  -0.14% as of September 30, 1999
         Best Quarter                         16.07% in the quarter ended
                                               December 31, 1998
         Worst Quarter                        -26.37% in the quarter ended
                                               September 30, 1998


     The table shows how the Fund's average annual returns compare with those of its benchmark, the Russell 2000 Index, an unmanaged securities index. The figures assume reinvestment of all dividends and distributions. The performance calculations reflect the deduction of the maximum sales charges and annual Fund operating expenses.


                                PERFORMANCE TABLE
             (Average annual total returns as of December 31, 1998)

                                                   1 Year           Since
                                                                 Inception*
        ======================================= ============== ================

        Polynous Growth Fund                       -16.24%          2.20%
        Russell 2000 Index                         -2.24%          14.27%


* August 12, 1996.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you could expect to pay as an investor in the Fund. Shareholder fees are one time expenses charged directly to you. Annual Fund Operating Expenses come out of Fund assets and they are reflected in the Fund's total return.


                                                            CLASS D SHARES
SHAREHOLDER FEES(1)
(fees paid directly from your investment)                        None



ANNUAL FUND OPERATING EXPENSES:
(expenses deducted from fund assets)

Management Fees                                                  1.00%
Distribution and Service (12b-1) fees                            0.35%
Other Expenses2                                                  1.16%
----------------------------------------------------      ----------------------
TOTAL ANNUAL OPERATING
EXPENSES(3)
                                                                 2.51%




1 Shareholders redeeming shares by wire transfer will be charged a $9.00 fee for each wire redemption.
2 Since the Class D Shares have not commenced operations and do not have any actual operating history, for purposes of this table, "Other Expenses" is based on the expenses of the Fund's Class A Shares, which have a different 12b-1 fee, for the fiscal year ended July 31, 1999.
3 The Advisor has voluntarily agreed to waive all or a portion of its management fees in order to keep the Fund's total annual operating expenses at 2.00%. The Advisor may terminate the voluntary waiver on 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. With the cap, actual operating expenses were:



Management Fees                                             0.49%
Distributions Fees                                          0.35%
Other Expenses                                              1.16%
--------------------------------------------------      -----------
Net Annual Fund Operating Expenses                          2.00%

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
       -   you invest $10,000 in the Fund for the time periods indicated;
       -   you redeem all of your shares at the end of each time period;
       -   your investment has a 5% return each year;

       -   all distributions are reinvested; and
       -   the Fund's operating expenses remain the same.


This example is for comparison only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

                                                   1 year       3 years
------------------------------------------------ ------------ -------------
Class D                                             $203          $782



ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Defensive Investing
-------------------
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the Advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U.S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.




Year 2000 Compliance Issues
---------------------------
The Advisor tested all of its internal computer systems for Year 2000 compliance in the fourth quarter of 1998 and found that all systems were fully functional using dates subsequent to December 31, 1999. The Fund's other major service providers have informed the Advisor that they have taken steps that they believe are reasonably designed to address Year 2000 compliance issues with respect to their computer systems.

Despite efforts of the Advisor and the other major service providers, a non-compliant computer system could have a material adverse effect on the Fund's business operations. In addition, if an issuer in which the Fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its securities will also be adversely affected.

 MANAGEMENT OF THE FUND The Advisor for the Fund is:

                                    Polynous Capital Management, Inc.
                                    345 California Street, Suite 1220
                                    San Francisco, California 94104

The Advisor is responsible for the selection, purchasing, monitoring and sale of the securities in the Fund's investment portfolio, subject to the supervision of the Board of Trustees. The Advisor also arranges for the transfer agency, custody and all other services necessary to operate the Fund.


Polynous Capital Management, Inc. was founded in May 1996. In addition to the Fund, Polynous manages separate accounts for institutional investors and private individuals. As of November 30, 1999, the Advisor had approximately $30 million of assets under management, including investment company assets of approximately $10 million.

Portfolio Management
--------------------
Kevin L. Wenck serves as the portfolio manager for the Fund. Mr. Wenck's experience before founding Polynous Capital Management, Inc. in May 1996 includes five years managing mid-cap and small-cap growth stock portfolios with G.T. Capital Management. Part of Mr. Wenck's responsibilities at G.T. Capital Management (renamed LGT Asset Management in 1996 and subsequently acquired by AIM Management in 1998) included portfolio manager for the G.T. Global: America Growth Fund, which he managed from July 1, 1991 through April 30, 1996. Mr. Wenck also spent three years managing small-cap growth stock portfolios with Matuschka & Co.


Mr. Wenck earned an M.B.A. degree in 1985 from Amos Tuck School of Business Administration at Dartmouth College and was awarded his C.F.A. designation in 1986. Mr. Wenck also received a B.A degree in Philosophy and Classical Literature from Marlboro College in 1981.

Management Fees
---------------
The Fund pays the Advisor a monthly fee for providing investment advisory services, which is calculated daily by applying the following annual rates:
1.00% on net assets of $100 million and below; 0.75% on the next $150 million; 0.60% on the next $250 million; 0.50% on the next $500 million; and 0.40% on all net asset amounts above $1 billion. During the most recent fiscal year, after taking into account fee waivers, the Fund paid 0.48% of average daily net assets in investment advisory fees to Polynous Capital Management.

The fees paid to the Advisor reflect a voluntary undertaking to waive and/or reimburse fees so that total operating expenses do not exceed 2.00% for the Fund. The Advisor has the right to terminate the fee waiver with 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding its current expense limits.

YOUR ACCOUNT

BUYING SHARES
You may buy shares in the Fund with an initial investment of $2,500 or more ($1000 for retirement plans, $500 for UGMA or UTMA). Additional investments may be made for as little as $100. The Fund has the right to waive the minimum investment requirements for employees of the Fund's investment advisor and its affiliates. The Fund also has the right to reject any purchase order. Shares of the Fund are offered only to residents of states in which the shares are registered for sale.

PRICING OF FUND SHARES (PURCHASE PRICE) Class D Shares of the Fund are offered at the public offering price, which is the current net asset value per share ("NAV") next calculated after receipt of a purchase order in proper form.


The Fund calculates its NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of the Fund. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time. The Fund does not price shares on days when the NYSE is closed, which currently includes New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


The portfolio securities of the Fund listed or traded on a stock exchange are valued at the latest sale price. If no sale price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

Short-term investments having a maturity of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees.

Net asset value is calculated separately for each class of the Fund based on expenses applicable to the particular class.


THE DISTRIBUTION PLAN

The Fund has adopted a distribution plan for the Class D Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). Under the Plan, the Fund will pay an annual fee of 0.35% of the average daily net assets attributable to the Class D Shares to the Underwriter to make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the Class D Shares of the Fund or provide services with respect to the Class D Shares of the Fund, pursuant to service agreements with the Fund.

Because these fees are paid on an on-going basis, over time they will increase the cost of your investment and may cost you more than the maximum sales charge otherwise permitted by the National Association of Securities Dealers, Inc.

The fees paid to the Underwriter under the Plan are subject to the review and approval by the Trust's unaffiliated Trustees who may reduce the fees or terminate the Plan at any time.

Timing of Requests
------------------
All requests received in good order as described in the following chart, by the transfer agent, PFPC Inc., before 4:00 p.m. Eastern time will be executed at that day's NAV. Orders received after 4:00 p.m. will be executed the following day at that day's NAV.


To Purchase Shares:


------------------------------------------------------------------    --------------------------------------------------------------
                    INITIAL INVESTMENT                                             SUBSEQUENT INVESTMENTS
------------------------------------------------------------------    --------------------------------------------------------------

                 -  Complete and sign the account                     -  Make your check payable to the "Polynous Growth Fund."
                    application.                                      -  Fill out an investment slip from an account statement,
                 -  Make your check payable to the                       include your name and  account number. Mail to:
                    " Polynous Growth Fund."
 By Mail         -  Mail the application and your check to:              PFPC INC.
                    PFPC INC.                                            211 SOUTH GULPH ROAD  P.O. BOX 61767
                    211 SOUTH GULPH ROAD                                 KING OF PRUSSIA, PA 19406
                    P.O. BOX 61767 KING OF
                    PRUSSIA, PA 19406                                 -  Minimum subsequent investment for all accounts is $100.

                 -  Minimum Initial Investment is $2,500
                    ($1,000 for retirement accounts, $500
                    for UGMA or UTMA).


------------------------------------------------------------------    --------------------------------------------------------------
                -    Call 800-528-8069 to arrange for a wire          -  Call 800-528-8069 to arrange for a wire
                     purchase. For same day purchase, the wire           purchase. For same day purchase, the wire
                     must be received by 4:00 p.m. Eastern time.         must be received by 4:00 p.m. Eastern time.

By Wire         -    Wire federal funds to:                           -  Wire federal funds to:
                     BOSTON SAFE DEPOSIT & TRUST                         BOSTON SAFE DEPOSIT & TRUST
                     ABA #011001234                                      ABA #011001234
                     FOR: POLYNOUS GROWTH FUND                           FOR: POLYNOUS GROWTH FUND
                     ACCT#: 05800                                        ACCT#: 05800
                     FBO: INCLUDE THE ACCOUNT NAME AND NUMBER.           FBO: INCLUDE THE ACCOUNT NAME AND NUMBER.

                -    Mail completed account application to the        -  Note: Your bank may charge a wire fee.
                     address above.

                -    Note: Your bank may charge a wire fee.
------------------------------------------------------------------    --------------------------------------------------------------

                -    You may open an account by making an             -  You may add to an existing account by
By Exchange          exchange from an existing account. Exchanges        making an exchange from an existing
                     can be made by mail, fax or telephone. Call         account. Exchanges can be made by mail,
                     800-528-8069 for help.                              fax or telephone. Call 800-528-8069 for
                -    Note: No fee or charge will apply, but              help.
                     there may be a capital gain or loss.             -  Completed authorization form must be on file in advance.
                                                                      -  Note: No fee or charge will apply, but there may be a
                                                                         capital gain or loss.
------------------------------------------------------------------    --------------------------------------------------------------

                 -   You must open a regular Fund account with        -  Call 800-528-8069 to request the form.
By Automatic         $2,500 minimum prior to participating in this    -  Complete and return the form and any other
Investment Plan      plan. Subsequent monthly investments are            required materials.
                     subject to the $100 minimum.

------------------------------------------------------------------    --------------------------------------------------------------

Brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Fund.


RETIREMENT ACCOUNTS Tax deferred retirement programs such as 401(k) and 403(b) plans, Keogh, SEP, and IRAs may invest in the Fund. Accounts established under such plans must have all dividends reinvested in the Fund. For more information about these plans or for an IRA application, please call 800-528-8069.


SELLING YOUR SHARES
You may sell shares at any time. Your shares will be sold at the next NAV calculated after the Fund's transfer agent receives your request with all necessary documents, including a written redemption order and, when appropriate a signature guarantee.

Timing of Requests
------------------
Redemption requests received with all necessary documents, including a written redemption order, and, when appropriate a signature guarantee by the transfer agent, PFPC Inc., before 4:00 p.m. Eastern time on any day that the NYSE is open for business will be executed at that day's NAV. Requests received after 4:00 p.m. will be processed on the next business day.

Selling Recently Purchased Shares
---------------------------------
The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to 8 business days from purchase date to allow the purchase check to clear.


 Signature Guarantees
 --------------------
A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions can provide you with a signature guarantee, but a notary public cannot provide a signature guarantee.

Money Market Exchange Privilege
-------------------------------
Shareholders may redeem any or all shares of the Fund and automatically invest the proceeds through the Polynous Money Market Fund account in the Cash Account Trust Money Market Portfolio (the "Money Market Portfolio"), an unaffiliated, separately managed, money market mutual fund. The exchange privilege with the Money Market Portfolio does not constitute an offering or recommendation of the shares of the Money Market Portfolio by the Fund or the Underwriter. Investor Services Group is compensated for administrative services it performs with respect to the Money Market Portfolio.

Shareholders who wish to use this exchange privilege may elect the service on the account application. Fund shareholders should not purchase shares of the Money Market Portfolio without first receiving the current prospectus for the Money Market Portfolio. By giving exchange instructions, a shareholder will be deemed to have represented that he has received the current prospectus for the Money Market Portfolio.

The Fund reserves the right to reject any exchange request or otherwise modify, restrict or terminate the exchange privilege at any time upon at least 60 days' prior notice. Exchanges of Fund shares are subject to the other requirements of Polynous Money Market Portfolio into which the exchange is made.

To Sell Shares:
-------------------- ----------------- -------------------------------------------------------------------------------------
                                         -    Submit a written request for redemption with:
                                              -   The Fund's name;
                                              -   Your Fund account number;
By Mail                                       -   The dollar amount or number of shares or percentage of the account to be redeemed; and
                                              -   Signatures of all persons required to sign for transactions, exactly as the shares are registered.
                                         -    Mail your request to:

                                              PFPC Inc.

                                              211 South Gulph Road
                                              P.O. Box 61767
                                              King of Prussia, PA 19406
                                         -    A check will be mailed to the name and address in which the account is registered.

-------------------- ----------------- -------------------------------------------------------------------------------------
                                         -    This option must be elected either in the initial application or subsequently in writing.
                                         -    Call 800-528-8069.
By Wire                                  -    Wire redemption requests must be received before 4:00 p.m. Eastern
                                              Time for money to be wired the next business day.
                                         -    There is a $9.00 charge for redemptions under $10,000 made by wire.

-------------------- ----------------- -------------------------------------------------------------------------------------
                                         -   This service must be elected in advance, either in the initial application or subsequently in writing.
                                         -   Call 800-528-8069 with your request.

By Telephone                             -   The Fund will use reasonable procedures to confirm that the request is genuine.
                                             Please refer to the section on "Telephone Transactions" on p. __ for further information.

                                         -   Written confirmation will be provided.

-------------------- ----------------- -------------------------------------------------------------------------------------
                                         -   Complete the appropriate section on the Account Application or call
                                             800-528-8069 to request a form to add the plan.
By Systematic                            -   To participate, you must own or purchase shares with a value of at least
Withdrawal                                   $10,000.
Plan                                     -   Withdrawals can be monthly, quarterly, semi-annually or annually.  The minimum amount is $100.
-------------------- ----------------- -------------------------------------------------------------------------------------


PLEASE NOTE THAT IF YOU USE A BROKER-DEALER OR FINANCIAL ADVISOR TO ASSIST YOU IN ANY OF THESE TRANSACTIONS, THEY MAY CHARGE A FEE FOR THIS SERVICE THAT WOULD NOT BE CHARGED BY THE FUND.

ADDITIONAL INFORMATION ON BUYING AND SELLING FUND SHARES

General Policies
----------------
 The Fund reserves the right to:

     - reject any purchase order when the Fund determines that it is not in the best interest of the Fund or its shareholders to accept such order.

     - make redemptions-in-kind (payments in portfolio securities rather than cash) if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

     -    change the minimum investment amounts.

     - cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear.

     - reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Minimum Balances
----------------
The Fund may redeem your remaining shares at net asset value if the balance of your account falls below $500 due to redemptions. The Fund will notify you if your balance has fallen below $500 and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.


Telephone Transactions
----------------------
The Fund has procedures to verify that your telephone instructions are genuine. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take reasonable measures to verify the authenticity of calls, you will be held responsible for any losses caused by unauthorized telephone orders. If the Fund and its representatives do not take reasonable measures, they may be liable for any losses due to unauthorized or fraudulent instructions.


Mailings to Shareholders
------------------------
The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call 800-528-8069.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund will distribute its net investment income annually in December. Any net gain realized from the sale of portfolio securities and net gains realized from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed.

Reinvestment Option
-------------------
Dividend and capital gain distributions will be automatically reinvested in the Fund unless you elect to receive them by check. You may change your dividend option at any time by requesting a change in writing. You must have your dividends reinvested if you participate in the Systematic Withdrawal Plan or any Retirement Plans. Dividends are reinvested at the ex-dividend date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes on Dividends and Distributions
------------------------------------
Dividends you receive from the Fund, whether reinvested or taken in cash, are generally taxable as ordinary income. Capital gains distributions are taxed based on how long the Fund held the assets that generated the capital gain. This is true no matter how long you have owned your shares or whether you reinvest your distributions or receive them in cash.

The sale of Fund shares is a taxable event; you may realize a capital gain or loss on this transaction. You should consult your own tax advisor for more specific information about federal, state and local tax consequences.

Type of Distribution                       Declared & Paid            Federal Tax Status
========================================== ========================== ==========================
Dividends from Net Investment Income       annually                   ordinary Income

Short-term Capital Gains                   annually                   ordinary income

Long-term Capital Gains                    annually                   capital gain

Shareholders will receive an annual statement on the source and tax status of all distributions for federal income tax purposes. There will also be information showing which portion of the distributions are not taxable in certain states.

Backup Withholding
------------------
Shareholders may have 31% of their distributions and proceeds withheld if the Fund does not have complete, correct taxpayer information on file as required by law.

ADDITIONAL INFORMATION

For investors who want more information about the Fund, the following documents are available free upon request:

ANNUAL AND SEMIANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

You can get free copies of these reports and the SAI, request other information and ask questions about the Fund by contacting:

                                    Polynous Capital Management, Inc.
                                    345 California Street
                                    San Francisco, CA 94104
                                    Telephone:  800-924-3863 or 415-956-3384
                                    Internet address: www.polynous.com


You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission (SEC). Copies of reports and other information about the Fund may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For additional information about the Public Reference Room, call the SEC at 1-202-942-8090.

You may also download a copy of these documents from the Edgar Database on the SEC's Internet site for no charge at http://www.sec.gov.






The Fund's SEC File No. is  811-07649

                              POLYNOUS GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 30, 1999



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the separate Prospectuses describing Class A Shares and Class D Shares of Polynous Growth Fund (the "Fund") dated December 30, 1999, which are incorporated by reference herein. A copy of each Prospectus may be obtained without charge from Polynous Capital Management, Inc. (the "Advisor") at the address and telephone number below.



Underwriter:                                   Advisor:
------------                                   --------


Polynous Securities, LLC                       Polynous Capital Management, Inc.
345 California Street, Suite 1220              345 California Street, Suite 1220
San Francisco, California 94104                San Francisco, CA 94104
(800) 924-3863                                 (800) 924-3863
(415) 956-3384                                 (415) 956-3384



No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectuses in connection with the offering made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its Underwriter.



The Annual Report, which contains important financial information about the Polynous Growth Fund, is incorporated by reference into this Statement of Additional Information and is also available without charge at the above phone numbers or addresses.

                                TABLE OF CONTENTS

                                                                           Page

The Trust and the Fund........................................................3

Investment Policies...........................................................3
   Equity Securities .........................................................3
   Private Placements.........................................................3
   Illiquid Securities........................................................3
   Covered Call Options.......................................................4
   U.S. Government Securities.................................................4
   Repurchase Agreements......................................................4
   Convertible Securities.....................................................5
   Other Investments..........................................................5

Investment Restrictions.......................................................5

Management of the Trust.......................................................7
   Trustees and Officers......................................................7
   Control Persons and Principal Shareholders.................................9

Investment Advisory and Other Services........................................9
   Investment Advisor.........................................................9
   Transfer Agent............................................................10
   Administrative Services Agent.............................................10
   Accounting Services Agent.................................................10
   Custodian and Custody Administrator.......................................11
   Underwriter...............................................................11

Portfolio Transactions and Brokerage Commissions.............................12

Shares of Beneficial Interest................................................14

Purchase, Redemption and Pricing of Shares...................................14
   Net Asset Value...........................................................15

Taxes........................................................................15

Performance Information......................................................16
   In General................................................................16
   Total Return Calculation..................................................17
   Performance and Advertisements............................................18

Other Information............................................................18
   Limitations on Trustees' Liability........................................18

Financial Statements.........................................................19

                             THE TRUST AND THE FUND

This Statement of Additional Information relates to Polynous Growth Fund (the "Fund"), a separate series of Polynous Trust (the "Trust"), an open-end, diversified management company established on April 10, 1996 under Delaware law as a Delaware business trust. The Trust Instrument permits the Trust to offer separate series of shares of beneficial interest. The Trust currently is comprised of one series, which offers its shares through two separate classes:
Class A Shares and Class D Shares. The Class D shares are not currently publicly offered.

                      INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Prospectuses for the Fund regarding the permitted investments and risk factors and the investment objective and policies of the Fund. Unless stated that a policy is fundamental, all policies will be deemed non-fundamental (i.e., may be changed without shareholder approval).

EQUITY SECURITIES: Equity securities in which the Fund may invest include common stocks and preferred stocks.

PRIVATE PLACEMENTS: The Fund may invest up to 5% of its total assets, at the time of investment, in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. (Securities eligible for resale pursuant to Rule 144A under the Securities Act, and determined to be liquid pursuant to the procedures discussed in the following paragraph, are not subject to the foregoing restriction). These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Advisor, pursuant to procedures adopted by the Trustees of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid", such security will not be included within the category "illiquid securities", which under current policy may not exceed 15% of the Fund's total net assets. The Fund's policy is to limit illiquid securities (which include, but are not limited to, private placements) to a maximum of 15% of total net assets. Repurchase agreements with maturities in excess of seven days will be considered illiquid securities.

Illiquid Securities
-------------------
The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Advisor pursuant to guidelines reviewed by the Board of Trustees. The Advisor will monitor the liquidity of securities held by the Fund, and report periodically on such determinations to the Board of Trustees.

Covered Call Options
--------------------
The Fund will write call options on equity securities only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount as are held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

U.S. Government Securities
--------------------------
The Fund may invest in securities issued by the U.S. Government. Such securities are backed by the full faith and credit of the U.S. Government.

Repurchase Agreements
---------------------
Although the Fund has no current intention of employing repurchase agreements in its investment program, it may in the future choose to do so and such change will be noted in the Prospectus. The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Advisor. The Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will at all times be equal to or exceed the value of the repurchase agreement.

Convertible Securities
----------------------
The Fund may invest in convertible securities. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange such securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time, and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value, and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as is the case with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Other Investments
-----------------
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectuses, provided that such investment would be consistent with the Fund's investment objective, and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.


                           INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental restrictions and may not be changed without the approval of a majority of the outstanding voting shares (as defined in the Investment Company Act of 1940, as amended) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply only at the time of the transaction. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE","INVESTMENT POLICIES AND STRATEGIES" and "RISK FACTORS" in the Prospectus, the Fund may not:

1. purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limit does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies;

2. purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

3. issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes. The Fund will not purchase securities when borrowings exceed 5% of its total assets;

4. make loans, except if collateral values are continuously maintained at no less than 100% by "marking to market" daily and through loans of securities or through repurchase agreements, provided that, for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interest therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

5. engage in the business of underwriting the securities of others, except to the extent that the Fund might be considered an underwriter under the Federal securities laws in connection with its disposition of securities;

6. purchase or sell real property, including real estate limited partnership interests, except that investments in securities of issuers that invest in real estate or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner; or

7. purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, other financial contracts or derivative instruments;

The following investment limitations are not fundamental and may be changed without shareholder approval:

(i) The Fund does not currently intend to engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short ("against the box") and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(ii) The Fund does not currently intend to purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

(iii) The Fund does not currently intend to purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder.

(iv) The Fund does not currently intend to invest in companies for the purpose of exercising control or management.

(v) The Fund does not currently intend to invest in oil, gas or mineral exploration or development programs or leases, except that investment in securities of issuers that invest in such programs or leases and investments in asset-backed securities supported by receivables generated by such programs or leases are not subject to this prohibition.

(vi) The Fund does not currently intend to invest more than 5% of its net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of its holdings of common stocks.

Defensive Investing
-------------------
The Fund may occasionally take temporary defensive positions that are inconsistent with the Fund's principal investment strategies when the Advisor deems it necessary to respond to adverse economic, political or other conditions. At such time, the Fund may invest temporarily and without limitation in U. S. government obligations, money market instruments and repurchase agreements. When the Fund takes a temporary investment position, it may not achieve its investment goals.

                           MANAGEMENT OF THE TRUST

Polynous Growth Fund has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The officers of the Fund and the Advisor administer the day-to-day operations of the Fund pursuant to the terms of the Investment Advisory Agreement with the Fund.

Information pertaining to the Trustees and executive officers of the Fund is set forth below.


Name and Address            Age    Position with Trust      Principal Occupation(s) During Past 5 Years
----------------            ---    -------------------      -------------------------------------------
   Kevin L. Wenck*          43     President and            President  and founder of Polynous  Capital  Management,
   345 California Street           Treasurer                Inc.;  formerly  portfolio  manager  for G.  T.  Capital
         Suite 1220                                         Management  from  July  1991  through  April  1996.  Mr.
  San Francisco, CA 94104                                   Wenck's  experience  includes the  management of mid-cap
                                                            and small-cap  growth stock  portfolios  including  G.T.
                                                            Global:  America  Growth  Fund.  Mr.  Wenck also managed
                                                            small-cap  growth stock  portfolios  for Matuschka & Co.
                                                            Mr.  Wenck was awarded an M.B.A degree in 1985 from Amos
                                                            Tuck  School of Business  at  Dartmouth  College and was
                                                            awarded his Chartered  Financial Analyst  designation in
                                                            1986.


Ronald H. Kase                41     Trustee                General Partner of New Enterprise Associates,  a venture
 2490 Sand Hill Rd                                          capital  firm  located in Menlo  Park,  California  from
Menlo Park, CA 94025                                        1995 through present.  Prior thereto,  Mr. Kase held the
                                                            positions  of  Associate  and  Partner  with this  firm,
                                                            beginning in 1991.


Richard H. Kimball            42     Trustee                General  Partner of  Technology  Crossover  Ventures,  a
   575 High St.                                             venture   capital   firm   located  in  San   Francisco,
   Suite 400                                                California  from  January 1995 to present.  Mr.  Kimball
Palo Alto, CA 94301                                         held the  positions of  Associate,  Limited  Partner and
                                                            Managing Director of
                                                            Montgomery
                                                            Securities, a stock
                                                            brokerage firm, from
                                                            September 1984 to
                                                            January 1995.





* This person is considered an "Interested Person" of the Trust as defined under the 1940 Act.

                               COMPENSATION TABLE
                              TRUSTEES AND OFFICERS

                                    Aggregate Compensation From        Total Compensation from
                                    Trust for Fiscal Year Ended        Trust and Fund Complex
Name of Trustee                     July 31, 1999                      Paid to Trustees
---------------                     ---------------------------        ----------------
1

Kevin L. Wenck                      $    0                                      $    0
President, Treasurer
and Trustee

Ronald H. Kase                      $2,000                                      $2,000
Trustee

Richard H. Kimball                  $2,000                                      $2,000
Trustee

1 This amount represents the estimated aggregate amount of compensation paid to the Trustees for service on the Board of Trustees for the calendar year ending December 31, 1999.

No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Advisor a fee of $500 for attendance at Board Meetings and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at such meetings.


                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of September 9, 1999, beneficial ownership in the Fund by the Trustees and officers as a group was approximately 1.3%.

As of September 9, 1999, no shareholders owned of record or beneficially more than 5% of the outstanding shares of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor
------------------
The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Polynous Capital Management, Inc. (the "Advisor"), 345 California Street, Suite 1220, San Francisco, California 94104. For providing investment advisory services, the Fund pays Polynous Capital Management a monthly fee at the annual rate of 1.00% based on the Fund's average daily net assets before any fee waiver. The Advisor has voluntarily undertaken to reduce some or all of its management fee and to reimburse expenses to keep total annual operating expenses at or below 1.90% for Class A shares and 2.00% for Class D shares. Such fee waivers and expense reimbursements may be terminated at any time at the discretion of the Advisor upon 60 days notice. Any fee reductions or expense reimbursements made by the Advisor are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with applicable expense limitations.

The Advisor is 87% owned by Kevin L. Wenck, therefore Mr. Wenck may be deemed to be a "control person" of the Advisor. Mr. Wenck currently serves as the President of the Fund.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Advisory Agreement is terminable with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Fund. The Advisory Agreement terminates automatically in the event of its assignment.

For the fiscal years ended July 31, 1999, 1998 and 1997, the Advisor was paid advisory fees after expense reimbursements and fee waivers as follows:


              Year Ended                             Year Ended                         Year Ended July 31,
            July 31, 1999                           July 31, 1998                              1997
--------------------------------------- -------------------------------------- --------------------------------------
               $93,850                                $221,370                                $40,001


Expenses that relate to a particular class of shares will be borne directly by that class.

For the fiscal years ended July 31, 1999, 1998 and 1997, the Advisor reimbursed the Fund for certain recoverable expenses as follows:

          Fiscal Year Ended                       Fiscal Year Ended                      Fiscal Year Ended
            July 31, 1999                           July 31, 1998                          July 31, 1997
--------------------------------------- -------------------------------------- --------------------------------------
               $100,122                                $56,877                               $107,880


TRANSFER AGENT. PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PNC Bank Corp., which has its principal business address at 400 Bellvue Parkway, Wilmington, DE 19809, provides transfer agency and dividend disbursing agent services for the Fund. As part of these services, PFPC maintains records pertaining to the sale and redemption of Fund shares and will distribute the Fund's cash dividends to shareholders.

ADMINISTRATIVE SERVICES AGENT. PFPC also serves as the administrator for the Fund. These services include the day-to-day administration of matters necessary for the Fund's operations, maintenance of records and books, preparation of reports, and compliance monitoring. For providing administrative services to the Fund, PFPC receives from the Fund a basic fee, computed daily and paid monthly, at the annual rate of 0.15% of the first $50 million of average daily net assets of the Fund, 0.10% of the next $50 million of average daily net assets, and 0.05% of average daily net assets over $100 million (with a minimum annual fee of $55,000).


The Fund paid the following administration fees for the past three years:


           Fiscal Year 1999                       Fiscal Year 1998                       Fiscal Year 1997
--------------------------------------- -------------------------------------- --------------------------------------
               $47,584                                 $64,028                                $54,008


ACCOUNTING SERVICES AGENT. PFPC also serves as the accounting services agent for the Fund and maintains the accounting books and records of the Fund, calculates the Fund's net asset value in accordance with the provisions of the Fund's current Prospectus and prepares various government reports, tax returns, and proxy materials for Fund approval and use. For providing accounting services to the Fund, PFPC receives from the Fund an annual fee, computed daily and paid monthly, based on a minimum of $24,000 for the first $20 million of average daily net assets per portfolio, 0.0004 of combined assets on the next $30 million, 0.0003 on the next $50 million, and 0.0001 over $100 million. In addition, the Fund pays $7,500 per additional class.

CUSTODIAN AND CUSTODY ADMINISTRATOR. The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the Fund's assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Fund (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and make disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Trustees concerning the Fund's operations. Investor Services Group will act as custody administrator and has agreed to pay the fees and expenses of the custodian. For those services, Investor Services Group receives an annual fee of .0002 on the first $50 million of average net assets; .00015 on the next $150 million of average net assets; and .000125 over $200 million of average net assets with a minimum of $500 per portfolio per month. Certain transaction fees and out-of-pocket expenses may also be charged.

UNDERWRITER
Polynous Securities, LLC, 345 California Street, Suite 1220, San Francisco, California 94104 will serve as statutory underwriter (the "Underwriter"). The Underwriter is considered an affiliated company, as defined in the Investment Company Act of 1940, as amended, of the Advisor because both are deemed to be under the common control of Kevin Wenck due to his ownership interest in each company. The Underwriter serves the limited purpose of facilitating the registration of shares of the Fund under state securities laws and assisting in the sale of shares.

DISTRIBUTION PLAN
Class A Shares and Class D Shares of the Fund are subject to separate distribution plans (the "Distribution Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Distribution Plan for Class A Shares, the Fund will pay an annual fee of 0.25% of the Fund's average daily net assets attributable to Class A Shares to reimburse the Underwriter for expenses in distributing shares and promoting sales of the Fund. As provided in the Distribution Plan for Class D Shares, the Fund will pay an annual fee of 0.35% of the Fund's average daily net assets attributable to Class D Shares to reimburse the Underwriter for expenses incurred in distributing shares and promoting sales of the Fund. From this amount, the Underwriter may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors and broker-dealers as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. First Data Distributors Inc., underwriter until December 31, 1998, and Polynous Securities, LLC, underwriter since January 1, 1999, were reimbursed $47,295 during the fiscal year ended July 31, 1999 pursuant to the Distribution Plan for Class A Shares. The following costs are associated with this reimbursement: printing costs $1,555, compensation to dealers $45,481, and $259 miscellaneous marketing costs. The Fund intends to operate the Distribution Plans in accordance with their terms and pursuant to the rules of the National Association of Securities Dealers, Inc. concerning sales charges. Pursuant to such rules, the distributor is required to limit aggregate initial sales charges and asset-based sales charges to 6.25% of total gross sales of each class of shares.

The Distribution Plans will continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Trustees, including a majority vote of the Trustees, cast in person at a meeting called for the purpose of voting on such continuance. The Distribution Plans may be terminated at any time, without penalty, by vote of a majority of the independent Trustees or by vote of the holders of a majority of the outstanding shares of the applicable class on not more than 60 days', nor less than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described herein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board of Trustees. Each Plan will automatically terminate in the event of its assignment. Pursuant to each Plan, the Board of Trustees will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund. The report will include an itemization of the distribution expenses and the purpose of such expenditures.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

In all purchases and sales of securities for the Fund, the primary consideration is to obtain the most favorable price (including the applicable dealer spread) and execution available. The Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions, subject to the policies of, and review by, the Fund's Board of Trustees. Purchases and sales of securities other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise by obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Fund, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

Provided the Advisor is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may also consider the sale of the Fund's shares as a factor in the selection of broker-dealers to execute their portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Fund is subject to rules adopted by the National Association of Securities Dealers, Inc.

While the Fund's general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Fund or to the Advisor, even if the specific services were not imputed just to the Fund and may be lawfully and appropriately used by the Advisor in advising its other clients. The Advisor considers such information, which is in addition to, and not in lieu of , the services required to be performed by it under the Investment Advisory Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Fund or assist the Advisor in carrying out its responsibilities to the Fund and other clients to which the Advisor provides discretionary advisory services. The Fund's Board reviews all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above.

Investment decisions for the Fund are made independently from those of other client accounts of the Advisor. Nevertheless, it is possible that at times the same securities will be acceptable for the Fund and for one or more of such client accounts. The Advisor and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Advisor has adopted allocation procedures to ensure the fair allocation of securities and prices between the Fund and the Advisor's various other accounts.

To the extent any of the Advisor's client accounts and the Fund seek to acquire the same security at the same general time (especially if that security is thinly-traded or is a small-cap stock), the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security generally will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Advisor. In many cases, the Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

For the fiscal years ended July 31, 1997, July 31, 1998 and July 31, 1999, the Fund paid total brokerage commissions of $352,410, $61,104, and $47,720 respectively.

During its fiscal year ended July 31, 1999, and as described above, the Advisor directed the Fund's brokerage in the following amounts to the following brokers in return for research products or services provided by such brokers to the
Advisor:

Name of Broker                      Transaction Amount                 Amount of Commissions
--------------                      ------------------                 ---------------------

Standard & Poor's Securities          207967 shares *                         $12,478

PaineWebber Inc.                      48,400 shares *                         $2,904

William O'Neil                        48,600 shares *                         $2,916

Bear Stearns & Co.                    81,400 shares *                         $4,884



* All transactions were effected for a flat commission rate of $0.06 per share.

                          SHARES OF BENEFICIAL INTEREST

Each share of the Fund represents an equal proportionate interest in the assets belonging to the Fund. When issued, shares are fully paid and non-assessable. In the event of liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Fund has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Delaware law, shareholders of a Delaware business trust are protected from liability for acts or obligations of the Trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the Trust Instrument expressly provides that the Trust has been organized under Delaware law and that the Trust Instrument will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust's shareholders could be subject to personal liability. The Trust Instrument provides for the indemnification of any shareholders held personally liable for any obligations of the Trust or a Fund.


                   PURCHASE, REDEMPTION AND PRICING OF SHARES

The following supplements the information contained in the Prospectuses for the Fund regarding the purchase, redemption and pricing of Fund shares.

PURCHASE OF SHARES

Shares of the Polynous Growth Fund are offered in both Class A shares and Class D shares. Class A shares have a maximum front end sales charge of 4.50% and are subject to a 0.25% Rule 12b-1 distribution fee. Class D shares have no front end sales load, but are subject to a 0.35% Rule 12b-1 distribution fee. Class D shares are not currently available for purchase.

LETTER OF INTENT (CLASS A SHARES)

An investor may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of the Letter of Intent, the transfer agent will hold shares representing 4.50% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13-month period, a shareholder's escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the shareholder would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. It is the shareholder's responsibility to notify the transfer agent at the time the Letter of Intent is submitted that there are prior purchases that may apply.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts of their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 and 457 of the Internal Revenue Code of 1986, as amended, including related plans of the same employer.

NET ASSET VALUE

The net asset value per share is calculated separately for Class A Shares and Class D Shares of the Fund. The net asset value per share is computed by dividing the value of the assets of the Fund, less its liabilities, by the number of shares of the respective class of shares outstanding.

Each class of the Fund will bear pro rata all of the common expenses of the Fund. The net asset value of all outstanding shares of each class will be computed on a pro rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of the class. All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of such shares of such classes.

Portfolio securities are valued and net asset value per share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") which currently is 4:00 p.m. (Eastern Time), on each day the NYSE is open for trading. The NYSE is open for trading every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

                                      TAXES

The following is only a summary of certain federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities. Foreign investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax.

Federal Income Tax
------------------

The following discussion of federal income tax consequences is based on the Internal Revenue Code ("Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund has qualified and intends to continue to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. In order to qualify for treatment as a RIC under the Code, the Fund generally must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Fund will be subject to a nondeductible 4% federal excise tax to the extent that it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for federal excise tax.

Any gain or loss recognized on a sale, redemption or exchange of shares of the Fund by a non-exempt shareholder who is not a dealer in securities generally will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise generally will be treated as a short-term capital gain or loss. If shares of the Fund on which a net capital gain distribution has been received are subsequently sold, redeemed or exchanged and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distribution.

In certain cases, the Fund will be required to withhold, and remit to the U.S. Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service or (3) has not certified to the Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be subject to tax on its taxable income at regular corporate rates. In such an event, all distributions from the Fund generally would be eligible for the corporate dividend received deduction for corporate shareholders.

                             PERFORMANCE INFORMATION

In General
----------

From time to time, the Fund may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Fund may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Performance information will be calculated separately for Class A Shares and Class D Shares of the Fund and will vary due to the effect of expense ratios on the performance calculations.

Total Return Calculation
------------------------

The Fund computes average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                        ERV = P (1 + T) to the nth power

Where:

         ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

         P = hypothetical initial payment of $1,000.

         n = period covered by the computation, expressed in terms of years.

         T = average annual total return.

The Fund computes the aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                      Aggregate Total Return = [ ERV - 1 ]
                                               -----------
                                                    P

Where:

            ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

             P = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (the variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Based on the foregoing calculations, the average annual total return for the Fund for the fiscal year ended July 31, 1999 was -12.46 %.

Performance and Advertisements
------------------------------

From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. ("Morningstar") which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

In assessing such comparisons of yield, return or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its figures.

                                OTHER INFORMATION

Limitation of Trustees' Liability
---------------------------------

The Trust Instrument provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Trust Instrument also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Trust Instrument that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, the Trust Instrument shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

Legal Counsel
-------------

The validity of the shares of beneficial interest offered hereby has been passed on by Paul, Hastings, Janofsky and Walker LLP, 345 California Street, San Francisco, California 94104.


                              FINANCIAL STATEMENTS

The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the U.S. Securities and Exchange Commission under the Securities Act with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the U.S. Securities and Exchange Commission. The Registration Statement including the exhibits filed therewith may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C.

Statements contained in the Prospectus or this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

REPORTS TO SHAREHOLDERS. Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding Polynous Growth Fund may be directed to the Advisor at (800) 924-3863.

AUDITED FINANCIAL STATEMENTS. Polynous Growth Fund's audited financial statements, including the notes thereto, dated as of July 31, 1999, which have been audited by Deloitte & Touche LLP, are incorporated herein by reference from the Fund's 1999 Annual Report to Shareholders.

                                 POLYNOUS TRUST

                           PART C - OTHER INFORMATION

Item 23.          Exhibits:
                  ---------

         (a) Trust Instrument -- Incorporated herein by reference to Exhibit No. (1) to the Trust's Registration
                  Statement No. 333- 04983 filed June 3, 1996.

          (b) By-Laws -- Incorporated herein by reference to Exhibit No. (1) to the Trust's Registration
                  Statement No. 333- 04983 filed June 3, 1996.

         (c) Instruments Defining Rights of Security Holders -- Not applicable

         (d) Investment Advisory Contract -- Investment Advisory Agreement between Polynous Capital Management, Inc. and Polynous Trust is incorporated herein by reference to Exhibit No. (5) of the Trust's Pre-Effective Amendment No. 1 to Registration Statement No. 333-04983 filed July 24, 1996.


         (e) Underwriting Agreement between Registrant and Polynous Securities, LLC --- filed herewith.

         (f)      Bonus or Profit Sharing Contracts -- None.

         (g) Custodian Agreement -- Custody Agreement between The Bank of New York and Polynous Trust is incorporated herein by reference to Exhibit No. (8)(a) of the Trust's Pre-effective Amendment No. 1 to registration Statement No. 333-04983 filed July 24, 1996.

         (h)      Other Material Contracts
                  a. Services Agreement between Registrant and First Data Investor Services Group, Inc. -- filed herewith.

         (i)      Legal Opinion -- filed herewith.

         (j)      Consent of Independent Accountants -- filed herewith.

         (k)      Omitted Financial Statements -- None

         (l)      Initial Capital Agreement -- is incorporated by reference to
                  Exhibit 10(a) of the Trust's Pre-effective Amendment No. 2 to Registration Statement No. 333-04983 filed August 8, 1996.

         (m)(1) Rule 12b-1 Plan --Plan of Distribution with respect to Class A shares is incorporated by reference to Exhibit No. (15)(a) of the Trust's Pre-effective Amendment No. 1 to Registration Statement No. 333-04983 filed July 24, 1996.

         (m)(2) Rule 12b-1 Plan --Plan of Distribution with respect to Class D shares is incorporated by reference to Exhibit No. (15)(a) and the Trust's Pre-effective Amendment No. 1 to Registration Statement 333-04983 filed July 24, 1996.

         (m)(3) Rule 12b-1 Plan --Plan of Distribution with respect to Class C shares is incorporated by reference to Exhibit No. (15)(a) of the Trust's Post-effective Amendment No. 2/4 to Registration Statement No. 333-04983 filed November 27, 1998.

         (n)      Financial Data Schedule -- not applicable.

         (o) Rule 18f-3 Plan -- Incorporated herein by reference to Exhibit No. (18) to Post-effective Amendment No. 2/4 to the Trust's Registration Statement No. 333-04983 filed November 27, 1998.

         (p)      Powers of Attorney -- filed herewith.

Item 24.          Persons Controlled by or under Common Control with Registrant.
                  --------------------------------------------------------------
                  None

Item 25.          Indemnification.
                  ----------------

                  Trust Instrument (Article X) limits the liabilities of a Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by Section 3817 of Chapter 38 of Title 12 of the Delaware Code, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  The Registrant has purchased Errors and Omissions insurance with Directors and Officers liability coverage.

Item 26.          Business and Other Connections of the Investment Adviser.
                  ---------------------------------------------------------

                  Polynous Capital Management, Inc. (the "Advisor"), is a registered investment adviser incorporated on December 4, 1995. The Advisor is primarily engaged in the investment advisory business. Polynous Trust is the only registered investment company to which the Advisor serves as investment adviser. Information as to the officers and directors of the Advisor is included in its Form ADV filed February 16,1999 with the Securities and Exchange Commission (Registration Number 801-49411) and is incorporated herein by reference.

Item 27.          Principal Underwriters.
                  -----------------------

                  (a) Polynous Securities L.L.C., 345 California Street, Suite 1220, San Francisco, CA 94104, serves as underwriter of the shares of the Funds. The distributor currently does not act as principal underwriter for any other registered investment companies. Kevin

                  L. Wenck is considered to have a controlling interest in Polynous Securities L.L.C. by virtue of his majority ownership interest.

                  (b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Polynous Securities L.L.C.

                  Name and Principal        Positions and Offices      Positions and Offices
                  Business Address          with Underwriter           with Registrant
                  ----------------          ----------------           ---------------


                  Kevin L. Wenck            Chairman of the Board,     President and Treasurer
                                            Chief Executive Officer,
                                            and President

                                            Director and Treasurer



                  * All addresses are 345 California Street, Suite 1220, San Francisco, CA 94104 unless otherwise indicated.

                  (c) Polynous Securities L.L.C. is an affiliated person of the Registrant.

Item 28.          Location of Accounts and Records.
                  ---------------------------------

                  The accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, are maintained by the Advisor at 345 California Street, Suite 1220, San Francisco, CA 94104. Certain records, including records relating to Registrant's shareholders are maintained at the Trust's Administrator, Transfer Agent, and Fund Accounting Agent, First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Records relating to the physical possession of securities are maintained by the Trust's Custodian, The Bank of New York, 48 Wall Street, New York, New York 10286.

Item 29.          Management Services.  Not Applicable.
                  --------------------

Item 30.          Undertakings.
                  -------------

                  (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders upon request and without charge.

                  (b) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and it has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California on this 30th day of December, 1999.

                                                POLYNOUS TRUST
                                                (Registrant)

                                                By:  /s/  Kevin L. Wenck*
                                                     ---------------------------
                                                     Kevin L. Wenck
                                                     President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


              SIGNATURE                                     TITLE                              DATE


/s/ Kevin L. Wenck *                                 President and Principal            December 30, 1999
Kevin L. Wenck                                        Executive Officer



/s/ Richard H. Kimball *                                   Trustee                      December 30, 1999
Richard H. Kimball

/s/ Ronald H. Kase*                                        Trustee                      December 30, 1999
Ronald H. Kase

By:      Carolyn F. Mead, Esq.,
         as Attorney-in-Fact
         December 30, 1999

                             INVESTORS CAPITAL FUNDS

                            EXHIBIT INDEX TO PART "C"
                                       OF
                             REGISTRATION STATEMENT



         Item No.                        Description
         --------                        -----------

         (23)(e) Underwriting Agreement between Registrant and Polynous Securities, LLC.

         (23)(h) Services Agreement between Registrant and First Data Investor Services Group, Inc.

         (23)(i)            Legal Opinion

         (23)(j)            Consent of Independent Accountants

         (23)(p)            Powers-of-Attorney